Document and Entity Information	Aug. 08, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001882879
Document Type	8-K
Document Period End Date	Aug. 08, 2024
Entity Registrant Name	GOLDMAN SACHS ETF TRUST II
Entity Incorporation State Country Code	DE
Entity File Number	811-23757
Entity Tax Identification Number	92-0677908
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	(212)
Local Phone Number	902-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Goldman Sachs MarketBeta® Total International Equity ETF
Trading Symbol	GXUS
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false